Statements of Appropriation of Retained Earnings (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Appropriation of Retained Earnings [Line Items]
Unappropriated retained earnings carried over from prior years	₩ 18,523,337
Net profit	8,666,656	₩ 3,621,968	₩ (4,716,144)
Remeasurement of the defined benefit plan	(27,437)	(296,135)	₩ (271,724)
Separate [member]
Statement of Appropriation of Retained Earnings [Line Items]
Unappropriated retained earnings carried over from prior years	0	0
Net profit	7,249,900	829,339
Remeasurement of the defined benefit plan	(20,426)	(125,132)
Retained earnings before appropriations	7,229,474	704,207
Transfer from voluntary reserves	0	0
Subtotal (I+II)	7,229,474	704,207
Dividends	(989,909)	(136,738)
Voluntary reserves	(6,239,565)	(567,469)
Appropriations of retained earnings	(7,229,474)	(704,207)
Unappropriated retained earnings (undisposed deficits) to be carried over forward to subsequent year	₩ 0	₩ 0